Statement of Additional Information Supplement dated June 30, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco High Yield Securities Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen Limited Duration Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco High Yield Securities Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

		Registered Investment		Other Pooled Investment		Other Accounts
		Companies Managed		Vehicles Managed		Managed (assets in
	Dollar Range of	(assets in millions)		(assets in millions)		millions)
“Portfolio	Investments in	Number of		Number of		Number of
Manager	Each Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco High Yield Securities Fund

Peter Ehret[2]	None	5	$1,228.5	None	None	None	None
Darren Hughes[2]	None	4	$1,222.0	None	None	None	None
Scott Roberts[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Ehret, Hughes and Roberts began serving as portfolio managers of Invesco High Yield Securities Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen High Yield Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

		Registered Investment		Other Pooled Investment		Other Accounts
		Companies Managed		Vehicles Managed		Managed (assets in
	Dollar Range of	(assets in millions)		(assets in millions)		millions)
“Portfolio	Investments in	Number of		Number of		Number of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen High Yield Fund
Peter Ehret[2]	None	5	$1,228.5	None	None	None	None
Darren Hughes[2]	None	4	$1,222.0	None	None	None	None

		Registered Investment		Other Pooled Investment		Other Accounts
		Companies Managed		Vehicles Managed		Managed (assets in
	Dollar Range of	(assets in millions)		(assets in millions)		millions)
“Portfolio	Investments in	Number of		Number of		Number of
Manager	Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Scott Roberts[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Ehret, Hughes and Roberts began serving as portfolio managers of Invesco High Yield Securities Fund on June 25, 2010.”

2